Significant Accounting Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Disclosure in tabular form of Woori Bank loan deferment interest deferment and reclassification from twelve month expected credit losses to life time expected credit losses
Woori Bank’s total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment, total loans that changed its stage from
12-month
to lifetime expected credit losses (Stage 2), and the expected credit loss allowances recognized additionally are as follows. (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment	Corporate	2,428,496	1,960,524
	Retail	167,146	216,487
	Total	2,595,642	2,177,011
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	Corporate	2,125,492	1,777,108
	Retail	134,920	169,851
	Total	2,260,412	1,946,959
The expected credit loss allowances that are additionally recognized	Corporate	275,057	312,371
	Retail	9,657	12,643
	Total	284,714	325,014

Disclosure in tabular form of impact on the allowance of credit losses due to the application of the future economic forecast activity
As of December 31, 2021 and 2022, the monetary effect of the provision for expected credit loss due to the application of the forecast of future economic conditions overlay is as follows. (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Corporate	48,583	347,801
Retail	6,237	16,256
Total	54,820	364,057